Vanguard Real Estate Index Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard Real Estate Index Fund - Admiral Shares	Jan. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.13%	[1]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund.